THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO

       SUPPLEMENT DATED AUGUST 8, 2002 TO PROSPECTUS DATED APRIL 30, 2002

     At a meeting held August 7, 2002, shareholders of Third Avenue Variable Series Trust (the "Trust") approved a new Investment Advisory Agreement between Third Avenue Management LLC (the "Manager"), the investment adviser, and the Trust, on behalf of Third Avenue Value Portfolio (the "Portfolio"). The new Investment Advisory Agreement took effect on August 8, 2002 when Affiliated Managers Group, Inc. ("AMG") acquired an indirect majority equity interest in the Manager. The Manager was formed by the Portfolio's prior investment adviser, EQSF Advisers, Inc. ("EQSF") on May 15, 2002 to act as the successor to EQSF's business. The Portfolio Managers remain the same for the Portfolio and the investment professionals serving the Portfolio are unchanged.

     The terms of the new Investment Advisory Agreement are the same as those contained in the current Investment Advisory Agreement except for the identity of the investment adviser, the date and the initial term. There are no changes in the fees payable by the Portfolio to the Manager. Third Avenue Value Portfolio will continue to pay the Manager an annual fee of 0.90% of its average daily net assets, subject to such waivers and reimbursements as are described in the Statement of Additional Information. The new Investment Advisory Agreement will continue in effect for a period of two years, and thereafter from year to year, only if such continuation is specifically approved at least annually by the Trust's Board of Trustees.

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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO

     SUPPLEMENT DATED AUGUST 8, 2002 TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2002

     At a meeting held August 7, 2002, shareholders of Third Avenue Variable Series Trust (the "Trust") approved a new Investment Advisory Agreement between Third Avenue Management LLC (the "Manager"), the investment adviser, and the Trust, on behalf of Third Avenue Value Portfolio (the "Portfolio"). The new Investment Advisory Agreement took effect on August 8, 2002 when Affiliated Managers Group, Inc. ("AMG") acquired an indirect majority equity interest in the Manager. The Manager was formed by the Portfolio's prior investment adviser, EQSF Advisers, Inc. ("EQSF") on May 15, 2002 to act as the successor to EQSF's business. The new Investment Advisory Agreement will continue in effect for a period of two years, and thereafter from year to year, only if such continuation is specifically approved at least annually by the Trust's Board of Trustees.